Cover	Apr. 24, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2023
Entity File Number	001-40410
Entity Registrant Name	Orion Biotech Opportunities Corp.
Entity Central Index Key	0001847416
Entity Tax Identification Number	98-1583924
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, Address Line Two	26th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	303-1650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fifth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	ORIAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ORIA
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the Units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the Units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	ORIAW
Security Exchange Name	NASDAQ